F U N D P R O F I L E

EDGAR Submission Type: 497K1
Filed pursuant to Rule 497(k) (1) (i)

Spartan
Tax-Free
Bond
Fund

Spartan® Tax-Free Bond Fund

[Effective Date]

This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity at 1-800-544-8544 or visiting Fidelity's web site at www.fidelity.com.

(fidelity_logo_graphic)
82 Devonshire Street, Boston, MA 02109

[Item Code Number] SFB-profile-0101

Investment Summary

Investment Objective

Spartan® Tax-Free Bond Fund seeks to provide a high current yield exempt from federal income tax.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing in investment-grade municipal debt securities (those of medium and high quality).
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to federal income tax or more than 5% of total assets in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Managing the fund to have similar overall interest rate risk to an index, which as of the fund's commencement, was the Lehman Brothers 3 Plus Year Municipal Bond Index.
  Allocating assets across different market sectors and maturities.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Performance

Performance history will be available for the fund after the fund has been in operation for one calendar year.

Fee Table

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of the fund. The annual fund operating expenses provided below for the fund are based on estimated expenses.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%
Annual account maintenance fee (for accounts under $2,000)	$12.00

Annual fund operating expenses (paid from fund assets)

Management fee	%
Distribution and Service (12b-1) fee	None
Other expenses	%
Total annual fund operating expenses	%

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account at the end of each time period indicated:

1 year	$
3 years	$

Fund Management

FMR is the fund's manager.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM) serves as a sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund. FIMM is an affiliate of FMR.

[Christine Thompson is vice president and manager of Spartan Tax-Free Bond Fund, which she has managed since inception. She also manages other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior research analyst and manager.]

Buying Shares

The fund's shares are sold without a sales charge.

You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.

The minimum initial purchase amount is $25,000, the minimum additional purchase amount is $1,000, and the minimum balance amount is $10,000.

If you buy through an investment professional, certain account features and policies may differ.

Selling Shares

You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.

In addition, when you sell your shares, you will pay a 0.50% redemption fee (short-term trading fee) if you have held your shares for less than 30 days.

Distributions and Taxes

The fund declares dividends daily and pays them monthly. The fund normally pays capital gain distributions in March and December.

You may elect to have your dividends and/or capital gain distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.

The fund seeks to earn income and pay dividends exempt from federal income tax.

Income exempt from federal income tax may be subject to state or local tax. A portion of the dividends you receive may be subject to federal and state income taxes and also may be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Summary of Available Services

Fidelity provides a number of services to its shareholders. Among them are:

  24 hour telephone assistance, 1-800-544-6666;
  TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
  Fidelity's web site, www.fidelity.com;
  Fidelity Automated Service Telephone (FAST®) (an automated service for obtaining account information by phone), 1-800-544-5555;
  Over 75 walk-in Investor Centers nationwide;
  Exchange privileges among Fidelity funds; and
  Regular investment and withdrawal plans.

Spartan, Fidelity Investments & (Pyramid) Design, and FAST are registered trademarks of FMR Corp.

==================Front of Application======================

FIDELITY MUTUAL FUND              (Fidelity Logo Graphic)

NEW ACCOUNT APPLICATION           (registered trademark)

                                  P.O. Box 5000

                                  Cincinnati, OH 45273-8698

You may invest in the fund after reviewing the profile(s) or the prospectus(es) for the fund(s).

For help with this application, or for an IRA, Keogh or
Business Account application, call us anytime at
1-800-544-8888.

If you are opening your account by an exchange from an
existing Fidelity account, call us at 1-800-544-7777.

1: PLEASE TELL US HOW WE SHOULD ESTABLISH YOUR ACCOUNT

____________________________________________________________

Account registration:

____________________________________________________________

__ Individual  __ Joint Tenants -     __ Custodial

                  Rights of              (UGMA/UTMA)

                  Survivorship 1         Under the (state)

               __ Tenants in Common 1    ____ Uniform

               __ Community Property 1   Gifts/Transfer

                                         to Minors Act

____________________________________________________________

/_/ Trust Accounts:

____________________________________________________________

Trustee(s) Name                  Trust Taxpayer

(first, MI, last):               Identification Number:

____________________________________________________________

Name of Trust:    for the benefit of:     Date of Trust

                                         (Month, day, year):

____________________________________________________________

Name:

____________________________________________________________

Account Owner/                   Joint Owner/Custodian Name

Minor Name (first, MI, last):    (first, MI, last):

____________________________________________________________

Address and Phone:                 /_/ Check here if this is

                                       a new address.
____________________________________________________________

Street Address and             City          State       Zip

Apartment or Box Number: 2

____________________________________________________________

Evening Phone (Home):         Daytime Phone (Work):

(    )                        (    )

____________________________________________________________

1 If you are establishing a joint account and do not check a box, the account will be registered as joint tenants with
rights of survivorship. Types of joint ownership are
governed by the laws of your state of residence. If you need more information about which are appropriate in your state,
please ask your state tax officials or financial advisor.

2 If you have provided a P.O. Box, please include your
residential address with this application.

2: WE ARE REQUIRED TO REQUEST THE FOLLOWING INFORMATION

____________________________________________________________

                  Account Owner/Minor   Joint Account Owner/

                                        Custodian 1

____________________________________________________________

Social Security    ___________________   ___________________

or taxpayer

identification number 1:

Date of Birth

(month/day/year)   ______ _____ ______   _______ ____ ______

____________________________________________________________

Citizenship

  Country of

  citizenship:     _U.S. _Other________  _U.S. _Other_______

  Country of

  tax residence:   _U.S. _Other________  _U.S. _Other_______

____________________________________________________________

Occupation: We

are required by the

National Association

of Securities

Dealers (NASD) to

ask for this

information.

____________________________________________________________

Employer's Name

and Address:

____________________________________________________________

Affiliations:      _I am affiliated      _I am affiliated

                    with, or work for,    with, or work for,

                    a member firm of      a member firm of

                    the NASD              the NASD

____________________________________________________________

1 The Social Security Number or taxpayer identification
number for account owner/minor is used for tax reporting
purposes. (The custodian's Social Security Number will be
used to determine eligibility for maintenance fee waivers.)

3: INVESTMENT INFORMATION

____________________________________________________________

Please make your check payable to the full name of the
Fidelity fund in which you are investing. Note that Fidelity cannot accept foreign checks or Traveler's checks. Be sure
to read the profile(s) or the prospectus(es) for the fund(s)
you choose before your initial investment and, if you invest based on the profile, be sure to read the prospectus(es)
when [it/they] [is/are] sent to you.

Fund Name:               Initial Investment Amount - Fund

                         minimums vary, see the profile or the

                         prospectus for additional details.

A.______________________ $____,________,________._______

B.______________________ $____,________,________._______

C.______________________ $____,________,________._______

Dividend & Capital Gain Distributions  Check one box: (If no
box is checked, we will reinvest all distributions.)

_Reinvest all dividends _ Pay all dividends _ Pay all

 and capital gains in    and capital gains   dividends and

 my account.             directly to my      capital gains

                         bank account via    to me by check.

                         MoneyLine

                        (registered

                        trademark). Please

                        attach a voided

                        check.

____________________________________________________________

* Note that some funds may charge a sales load and/or a
short-term trading fee. In addition an annual Fidelity
mutual fund maintenance fee of $12 may be deducted from
accounts with a balance of less than $2,000. Minimum initial investments vary by fund. See your profile or your
prospectus for additional details.

===================Back of Application======================

4: OPTIONAL ACCOUNT FEATURES

____________________________________________________________

Fidelity Automatic Account Builder (registered trademark)

This service lets you invest automatically (monthly or
quarterly) from your bank account to your Fidelity account.
Change or cancel your plan anytime with a phone call at
least one business day before your scheduled investment.
(Automatic Account Builder normally becomes active 20 days
after your application is processed.)

To establish this feature, complete the information below
and staple to the left a voided check from your bank
account. One common name must appear on your Fidelity and
bank accounts.

Assign Investment Amount  Investment Frequency       (month,

to Fund (Spartan minimum: (check one)                 day,

(from   $500; Non-Spartan                             year)

Section minimum: $100)

3)

__A.  $____,______.____  _Monthly _Quarterly beginning _____

__B.  $____,______.____  _Monthly _Quarterly beginning _____

__C.  $____,______.____  _Monthly _Quarterly beginning _____

Direct Deposit

This service lets you invest directly from your paycheck or
your Social Security check. The minimum investment is $100
per pay period. To establish this feature, check the
appropriate box below. We will send you an authorization
form to complete and give to your employer.

_My check is from the  _My check is from someone other than

 federal government.    the federal government.

Transfers Between Your Bank & Fidelity

This electronic link with your bank account offers flexible
access to your money. Transfers occur only when you initiate them and may be made through either Bank Wire or Fidelity
MoneyLine (Registered trademark). (See the prospectus for
details and minimum amounts. MoneyLine normally becomes
active 20 days after your application is processed.) Your
bank may charge a fee. This feature is not available with
passbook savings accounts.

_ To establish this feature, check the box at left and
staple a voided check from your bank account. One common
name must appear on your Fidelity and bank accounts.  [F3]                [F3]

Telephone Redemptions & Exchanges

You automatically have the ability to make redemptions or
exchanges by telephone. Exchanges can be made only between
Fidelity funds that have the same account ownership. Each
fund has rules on the number of exchanges allowed each year.
Some funds have administrative fees (of up to $7.50) and
trading fees (of up to 3.0% on exchanges. (See the
appropriate fund's prospectus for details.) The exchange
privilege may be terminated or modified by Fidelity in the
future.

Checkwriting

_Please add this feature to my account. All owners must sign the Signature Card for checkwriting and the section below at the end of this application. For custodial accounts, only
the custodian may sign the Signature Card.

Checkwriting is an optional feature and is not available on
all funds. In addition there may be a charge for
checkwriting. See prospectus for details.

____________________________________________________________

STAPLE VOIDED CHECK HERE.

____________________________________________________________

5: SIGNATURE

Each owner must sign this section.

By signing this application, I certify that:

(bullet) I have received and read the profile or the
prospectus for the fund in which I am investing. [I
understand that if I am investing based on the profile, I
will be sent a prospectus with my confirmation.] I agree to
the terms of the profile and the prospectus. I have the
authority and legal capacity to purchase mutual fund shares, am of legal age and believe each investment is suitable for
me. It is my responsibility to read the prospectus of any
fund into which I exchange.

(bullet) I understand that all information provided in
sections 1, 2, 4 and 5 will apply to any new fund into which my shares may be exchanged.

(bullet) I understand that neither this fund nor Fidelity
Distributors Corporation is a bank, and fund shares are not
backed or guaranteed by any bank or insured by the FDIC.

(bullet) I ratify any instructions, including telephone
instructions, given on this account. I agree that neither
the fund nor Fidelity Service Company, Inc. will be liable
for any loss, cost or expense for acting upon any
instructions if it follows reasonable procedures designed to prevent unauthorized transactions. (If you do not want the
ability to redeem and exchange by telephone, call Fidelity
for instructions.) I consent to the use of recorded
telephone conversations.

(bullet) I understand that for joint tenant accounts "I"
refers to all account owners, and each of the account owners agrees that any account owner has authority to act on the
account without notice to the other account owners. Fidelity
Service Company, Inc. in its sole discretion, and for its
protection, may require the written consent of all account
owners prior to acting upon the instructions of any account
owner.

(bullet) If I am a U.S. Citizen or Resident Alien, as I have indicated above, I certify under penalties of perjury that
(1) the Social Security or taxpayer identification number
provided above is correct (or I am waiting for a number to
be issued to me), and (2) I am not subject to backup
withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue
Service (IRS) that I am subject to backup withholding for
failure to report all dividend and interest income, or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Please cross out item 2 if it does not
apply to you.)

(bullet) If I am a Non-Resident Alien, as I have indicated
above, I certify under penalties of perjury that I am not a
U.S. Citizen or Resident Alien, that the information entered above is correct, that if a reduced rate of tax or exemption from tax applies, I have complied with all requirements to
qualify for the reduced tax, and I am an exempt foreign
person under IRS regulations.

The Internal Revenue Service does not require your consent
to any provision of this document other than the
certifications required to avoid backup withholding.

Signature of Owner            Signature of Joint Owner

        Date (month,day,year)         Date (month,day,year)

X____________________________
X______________________________

For trusts, all trustees must sign. Only the custodian
should sign the application for custodial accounts.

Not authorized for distribution unless preceded or
accompanied by a current profile or prospectus.

61605.001    Fidelity distributors Corporation MFFK-APP-0998

                                               1.706324.101

==================Front of Signature Card===================

SIGNATURE CARD FOR CHECKWRITING     ________________________

Please do not detach this card.

Checkwriting is available only for money market funds and
certain bond funds. Checkwriting minimums vary and fees may
apply. See prospectus for more information.

                            Please sign within the boxes

                            below using BLACK BALLPOINT INK.

Please use a pen and print

clearly in CAPITAL LETTERS.

Owner's Name

(first,MI,last):

____________________________
X________________________________

Joint Owner's Name

(first,MI,last):

____________________________
X________________________________

__Check here if more than one

  signature will be required

  on checks. If this box is

  not checked, only one

  signature will be required

  on checks.                                         8324100

=================Back of Signature Card=====================

By signing this signature card on the reverse side, the
signatory(ies) agree(s) to be subject to the terms and
conditions, guidelines, and rules applicable to your account as now in effect and as amended from time to time, of the
fund(s) and of UMB Bank, n.a.. ("the Bank"), as they pertain to the use of redemption checks; therefore, all registered
owners must sign this signature card. All checks will
require only one signature unless otherwise indicated on the face of this card. Each signatory guarantees the genuineness of the other's signature on this card.

The Bank is hereby appointed agent by the shareholders
signing this card and, as such agent, is directed to request redemption of shares of such Fidelity fund(s) as designated
by the shareholders from time to time, and as recorded on
Fidelity's records, upon receipt of, and to the amount of,
checks drawn upon this account(s). In so acting, the Bank
shall be liable only for its own negligence. Shareholders
will be subject the the Bank's rules, regulations and
associated laws governing check collection, including the
Uniform Commercial Code as enacted in the State of Missouri.

It is further agreed as follows:

1. All items, with exception of those drawn on Spartan
(registered trademark) money market funds, Fidelity Daily
Income Trust ("FDIT"), and Fidelity Municipal Money Market
Fund, must be for a minimum of $500 (or such other minimum
amounts as may from time to time be established upon prior
written notice to the shareholders, including the accounts
of Spartan money market funds, FDIT and Fidelity Municipal
Money Market Fund), or they may be returned to shareholders
marked "Refer to Maker."

2 This card supersedes any card already on file for the same
T Master Account or fund or account number.

3. Refer to the fund prospectus for minimum check amounts
and any applicable fees.

4. You may obtain a copy of the "Statement of Terms and
Conditions" applicable to your account by calling Fidelity.